Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Destination of Revenue	The destination of revenue for three and six months ended June 30, 2026 was as follows:
in thousands	Three Months Ended June 30, 2026	Six Months Ended June 30, 2026
Korean domestic sales	$1,587	$3,386
Export sales	49	129
Total revenue	$1,636	$3,515